SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

22.	SUBSEQUENT EVENT

On March 1, 2019, the Company entered into a share purchase agreement with the remaining shareholders of TCTS to acquire the remaining 30% ownership interest. In order to obtain the remaining 30% interest in TCTS, the Company committed has committed to cash payments totaling USD$80,000.